HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Balance, beginning of year	$ 122,520
Balance, end of year	111,643	$ 122,520
Held for sale
Disclosure of financial assets [line items]
Balance, beginning of year	1,004	1,433
Reclassification to/(from) assets held for sale, net	3,387	2,382
Disposals	(4,038)	(2,819)
Fair value adjustments	14	81
Foreign currency translation	(5)	(32)
Other	25	(41)
Balance, end of year	$ 387	$ 1,004